Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the various operating leases are as follows:
2017	$414
2018	414
2019	379
2020	328
2021	187
Thereafter	546

Total minimum payments required	$2,268